CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               April 10, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                    First Trust Series Fund
                  (Registration Nos: 333-168727 and 811-22452)
              -----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 13 and under the Investment Company Act of 1940, as amended (the "1940 Act"), Amendment No. 14 to the Registrant's registration statement on Form N-1A (the "Amendment"). This Amendment relates to the First Trust Preferred Securities and Income Fund, First Trust/Confluence Small Cap Value Fund and First Trust Short Duration High Income Fund, each a series of the Registrant, and is being filed pursuant to Rule 485(a) under the 1933 Act because the series have adopted changes to certain non-fundamental policies.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                   Morrison C. Warren

Enclosures